Pensions and other post-employment benefits - Funded status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ 992
Interest expense /(income)	(26)		€ 9
Past service cost	(13)	€ (58)	€ 131
Net defined benefit liability (asset) at end of period	4,332	992
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	3,404
Net defined benefit liability (asset) at end of period	6,095	3,404
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,580)
Net defined benefit liability (asset) at end of period	(1,256)	(1,580)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(832)
Net defined benefit liability (asset) at end of period	€ (507)	€ (832)